OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                      Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer International Equity Fund
              Schedule of Investments  6/30/06 (unaudited)

 Shares                                                           Value
              PREFERRED STOCKS - 1.3 %
              Automobiles & Components - 0.2 %
              Automobile Manufacturers - 0.2 %
     500      Porsche AG *                                     $   482,289
              Total Automobiles & Components                   $   482,289
              Utilities - 1.1 %
              Multi-Utilities - 1.1 %
  24,632      RWE AG - NON VTG PFD *                           $ 1,851,252
              Total Utilities                                  $ 1,851,252
              TOTAL PREFERRED STOCKS
              (Cost   $1,893,393)                              $ 2,333,541

              COMMON STOCKS - 96.7 %
              Energy - 9.5 %
              Integrated Oil & Gas - 7.3 %
  33,100      Gazprom (A.D.R.) *                               $ 1,395,993
  19,678      Petrobras Brasileiro (A.D.R.)                      1,571,092
 140,387      Repsol SA  *                                       3,966,971
  46,153      Statoil ASA *                                      1,313,535
  68,936      Total SA *                                         4,519,633
                                                               $12,767,224
              Oil & Gas Equipment & Services - 1.4 %
  29,739      Saipem S.p.A *                                   $   675,093
  33,870      Technip *                                          1,871,518
                                                               $ 2,546,611
              Oil & Gas Exploration & Production - 0.8 %
1,683,000     CNOOC, Ltd. *                                    $ 1,351,012
              Total Energy                                     $16,664,847
              Materials - 8.6 %
              Construction Materials - 2.5 %
  20,926      CRH Plc                                          $   685,030
  33,912      Holcim, Ltd. *                                     2,599,109
   9,041      Lafarge BR *                                       1,133,166
                                                               $ 4,417,305
              Diversified Metals & Mining - 3.3 %
 106,913      Broken Hill Proprietary Co., Ltd.                $ 2,303,821
  29,213      Freeport-McMoRan Copper & Gold, Inc. (Class B)  (b 1,618,692
  34,102      Rio Tinto Plc                                      1,788,058
                                                               $ 5,710,571
              Specialty Chemicals - 0.7 %
  23,800      Shin-Etsu Chemical Co., Ltd.                     $ 1,299,680
              Steel - 2.1 %
  38,546      Companhia Vale do Rio Doce (A.D.R.)              $   793,277
 145,600      Hitachi Metals, Ltd. *                             1,439,400
  31,700      JFE Holdings, Inc. *                               1,345,988
                                                               $ 3,578,665
              Total Materials                                  $15,006,221
              Capital Goods - 9.4 %
              Building Products - 1.3 %
  32,390      Compagnie de Saint Gobain *                      $ 2,310,677
              Construction, Farm Machinery & Heavy Trucks - 1.7 %
  57,410      Daewoo Heavy Industries & Machinery, Ltd. *      $ 1,683,778
  62,000      Komatsu, Ltd. *                                    1,241,703
                                                               $ 2,925,481
              Electrical Component & Equipment - 0.6 %
   9,738      Schneider Electric SA *                          $ 1,014,690
              Heavy Electrical Equipment - 1.3 %
 285,800      Mitsubishi Electric Corp. *                      $ 2,299,684
              Industrial Conglomerates - 2.4 %
 202,000      Keppel Corp *                                    $ 1,875,802
       0      KOC Holding AS *                                           0
  26,885      Siemens                                            2,338,313
                                                               $ 4,214,115
              Industrial Machinery - 1.2 %
  77,743      AB SKF *                                         $ 1,221,659
  75,300      Nabtesco Corp. *                                     848,089
                                                               $ 2,069,748
              Trading Companies & Distributors - 0.9 %
 116,800      Sumitomo Corp. *                                 $ 1,547,382
              Total Capital Goods                              $16,381,777
              Commercial Services & Supplies - 0.5 %
              Office Services & Supplies - 0.5 %
  56,837      Buhrmann NV *                                    $   821,786
              Total Commercial Services & Supplies             $   821,786
              Transportation - 2.5 %
              Air Freight & Couriers - 1.2 %
   6,500      Panalpina Welttransport Holding AG *             $   604,061
  40,022      TNT NV                                             1,432,234
                                                               $ 2,036,295
              Railroads - 1.3 %
     304      East Japan Railway Co. *                         $ 2,264,245
              Total Transportation                             $ 4,300,540
              Automobiles & Components - 4.1 %
              Auto Parts & Equipment - 0.8 %
  44,500      Denso Corp. *                                    $ 1,460,486
              Automobile Manufacturers - 2.3 %
  15,720      Hyundai Motor Co., Ltd. *                        $ 1,340,701
  54,300      Toyota Motor Co.                                   2,840,040
                                                               $ 4,180,741
              Tires & Rubber - 0.9 %
  15,548      Continental AG *                                 $ 1,585,379
              Total Automobiles & Components                   $ 7,226,606
              Consumer Durables & Apparel - 3.4 %
              Apparel, Accessories & Luxury Goods - 0.6 %
  20,000      Adidas-Salomon AG *                              $   961,065
   9,497      Burberry Group Plc                                    74,747
                                                               $ 1,035,812
              Consumer Electronics - 1.3 %
  53,200      Sony Corp. *                                     $ 2,344,363
              Footwear - 0.3 %
   1,300      Puma AG Rudolf Dassler Sport *                   $   504,211
              Homebuilding - 0.5 %
  42,068      Persimmon Plc.                                   $   958,227
              Leisure Products - 0.7 %
  30,700      Sega Sammy Holdings, Inc. *                      $ 1,135,162
              Total Consumer Durables & Apparel                $ 5,977,775
              Consumer Services - 0.7 %
              Casinos & Gaming - 0.3 %
  15,114      Opap SA                                          $   546,983
              Hotels, Resorts & Cruise Lines - 0.4 %
  15,215      Carnival Corp.                                   $   635,074
              Total Consumer Services                          $ 1,182,057
              Media - 1.9 %
              Broadcasting & Cable TV - 1.0 %
   1,223      Jupiter Telecommunications Co., Ltd. *           $   847,552
  71,470      Mediaset S.p.A *                                     841,423
                                                               $ 1,688,975
              Movies & Entertainment - 0.9 %
  47,979      Vivendi SA *                                     $ 1,678,264
              Total Media                                      $ 3,367,239
              Retailing - 1.3 %
              Catalog Retail - 0.3 %
  27,085      GUS Plc                                          $   481,656
              Department Stores - 0.8 %
  11,056      Next Plc                                         $   334,365
  86,800      Takashimaya Co., Ltd. *  (b)                       1,093,425
                                                               $ 1,427,790
              Specialty Stores - 0.2 %
  87,539      HMV Group Plc                                    $   276,023
              Total Retailing                                  $ 2,185,469
              Food & Drug Retailing - 2.0 %
              Drug Retail - 0.5 %
  53,747      Boots Group Plc                                  $   762,031
              Hypermarkets & Supercenters - 1.5 %
  67,300      Aeon Co., Ltd. *                                 $ 1,474,634
  20,287      Carrefour Supermarch *                             1,187,339
                                                               $ 2,661,973
              Total Food & Drug Retailing                      $ 3,424,004
              Food, Beverage & Tobacco - 3.4 %
              Brewers - 0.8 %
  81,446      South African Breweries Plc *                    $ 1,461,651
              Distillers & Vintners - 0.3 %
   2,100      Pernod Ricard SA  (b)                            $   415,828
              Packaged Foods & Meats - 1.3 %
   7,413      Nestle SA  *                                     $ 2,324,177
              Tobacco - 1.0 %
  69,100      British American Tobacco Plc                     $ 1,739,762
              Total Food, Beverage & Tobacco                   $ 5,941,418
              Household & Personal Products - 0.3 %
              Household Products - 0.3 %
  15,621      Reckitt Benckiser Plc                            $   581,991
              Total Household & Personal Products              $   581,991
              Health Care Equipment & Services - 0.9 %
              Health Care Equipment - 0.7 %
   9,941      Synthes, Inc. *                                  $ 1,196,839
              Health Care Services - 0.2 %
   3,900      Fresenius Medical Care AG *                      $   447,781
              Total Health Care Equipment & Services           $ 1,644,620
              Pharmaceuticals & Biotechnology - 8.0 %
              Pharmaceuticals - 8.0 %
  63,000      Astellas Pharma, Inc.                            $ 2,317,286
  59,274      Astrazeneca Plc                                    3,547,788
  67,300      Daiichi Sankyo Co., Ltd. *                         1,850,165
  23,533      Roche Holdings AG                                  3,883,659
  36,720      Shire Pharmaceuticals Group Plc (A.D.R.)           1,624,126
  14,708      UCB SA *                                             794,978
                                                               $14,018,002
              Total Pharmaceuticals & Biotechnology            $14,018,002
              Banks - 15.7 %
              Diversified Banks - 15.7 %
 282,219      Barclays Plc                                     $ 3,209,375
  51,890      BNP Paribas SA *                                   4,957,339
  35,502      Commonwealth Bank of Australia                     1,170,830
  54,030      Depfa Bank Plc *                                     898,071
 155,000      Development Bank of Singapore, Ltd.                1,769,534
  11,665      Kookmin Bank (A.D.R.) *                              968,895
     182      Mitsubishi UFJ Financial Group, Inc. *             2,541,329
 144,861      Royal Bank of Scotland Group Plc                   4,762,894
  19,210      Societe Generale *                                 2,818,628
     220      Sumitomo Mitsui Financial Group, Inc. *            2,334,444
 116,225      Turkiye Is Bankasi (Isbank) *                        569,633
  20,282      Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) 1,346,522
                                                               $27,347,494
              Total Banks                                      $27,347,494
              Diversified Financials - 5.0 %
              Asset Management & Custody Banks - 0.9 %
   9,565      Julius Baer Holding *                            $   828,384
  13,592      Man Group Plc                                        639,476
                                                               $ 1,467,860
              Diversified Capital Markets - 3.6 %
  80,033      CS Group *                                       $ 4,467,302
  15,824      Deutsche Bank AG  *                                1,776,659
                                                               $ 6,243,961
              Investment Banking & Brokerage - 0.5 %
  73,000      Nikko Cordinal Corp. *                           $   939,166
              Total Diversified Financials                     $ 8,650,987
              Insurance - 4.7 %
              Life & Health Insurance - 0.8 %
  21,713      China Life Insurance Co. (A.D.R.) *  (b)         $ 1,374,433
              Multi-Line Insurance - 3.1 %
 125,680      Aviva Plc                                        $ 1,779,542
  48,450      AXA *                                              1,585,951
   1,800      Helvetia Partia Holding *                            473,294
   7,500      Zurich Financial Services *  (b)                   1,640,012
                                                               $ 5,478,799
              Property & Casualty Insurance - 0.8 %
 110,100      Mitsui Sumitomo Insurance Co. *                  $ 1,378,675
              Total Insurance                                  $ 8,231,907
              Real Estate - 1.4 %
              Real Estate Management & Development - 1.4 %
 251,154      Dawnay, Day Treveria Plc *                       $   350,011
  93,200      Mitsui Fudosan Co                                  2,034,640
                                                               $ 2,384,651
              Total Real Estate                                $ 2,384,651
              Software & Services - 0.8 %
              Application Software - 0.6 %
   4,800      Sap AG *                                         $ 1,010,874
              IT Consulting & Other Services - 0.2 %
   4,900      Atos Origin *                                    $   319,993
              Total Software & Services                        $ 1,330,867
              Technology Hardware & Equipment - 3.5 %
              Communications Equipment - 1.5 %
 819,176      Ericsson LM Tel Sur B *                          $ 2,706,258
              Electronic Equipment & Instruments - 0.9 %
   6,080      Keyence Corp. *                                  $ 1,554,398
              Office Electronics - 1.1 %
  38,100      Canon, Inc.                                      $ 1,862,903
              Total Technology Hardware & Equipment            $ 6,123,559
              Semiconductors - 1.5 %
              Semiconductor Equipment - 0.8 %
  25,460      ASM Lithography Holding N.V. *                   $   514,612
  13,700      Tokyo Electron, Ltd.                                 962,303
                                                               $ 1,476,915
              Semiconductors - 0.7 %
  99,800      Hon Hai Precision Industry (G.D.R.)              $ 1,205,533
              Total Semiconductors                             $ 2,682,448
              Telecommunication Services - 4.2 %
              Alternative Carriers - 1.3 %
  25,055      Fastweb * (b)                                    $ 1,087,385
 188,768      Inmarsat Plc *                                     1,193,978
                                                               $ 2,281,363
              Integrated Telecommunication Services - 2.3 %
  66,170      France Telecom SA *                              $ 1,420,005
  92,585      Telekom Austria AG *                               2,058,424
  95,552      Telekomunikacja Polska SA *                          600,141
                                                               $ 4,078,570
              Wireless Telecommunication Services - 0.6 %
  32,256      Mobile Telesystems (A.D.R.)                      $   949,617
              Total Telecommunication Services                 $ 7,309,550
              Utilities - 3.4 %
              Electric Utilities - 2.2 %
  33,065      E.On AG *                                        $ 3,799,564
              Gas Utilities - 1.2 %
 472,200      Tokyo Gas Co., Ltd.                              $ 2,223,536
              Total Utilities                                  $ 6,023,100
              TOTAL COMMON STOCKS
              (Cost   $149,807,156)                            $168,808,915

Principal
 Amount
              TEMPORARY CASH INVESTMENT - 1.8 %
              Repurchase Agreement - 1.8 %
 $3,100,000   UBS Warburg, Inc., 4.40%, dated 6/30/06, repurcha$ 3,100,000
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost   $3,100,000)                              $ 3,100,000
              TOTAL INVESTMENT IN SECURITIES - 99.8%
              (Cost  $154,800,549)(a)                          $174,242,456
              OTHER ASSETS AND LIABILITIES - 0.2%              $  366,954
              TOTAL NET ASSETS - 100.0%                        $174,609,410

            * Non-income producing security.

        (A.D.RAmerican Depositary Receipt

        (G.D.RGlobal Depositary Receipt

        (144A)Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $1,346,522 or 0.8% of total net assets.

          (a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $155,190,219 was as follows:

              Aggregate gross unrealized gain for all investments in
              which there is an excess of value over tax cost  $    25,634,719

              Aggregate gross unrealized loss for all investments in
              which there is an excess of tax cost over value   (6,582,482)

              Net unrealized gain                              $19,052,237

          (b) At June 30, 2006, the following securities were out on loan:
 Shares                           Security                        Value
        21,496China Life Insurance Co. (A.D.R.) *              $      1,360,697
        10,000Fastweb *                                                  434,485
        28,921Freeport-McMoRan Copper & Gold, Inc. (Class B)          1,602,513
          2,00Pernod Ricard SA                                           396,382
        82,000Takashimaya Co., Ltd. *                                 1,047,999
          7,40Zurich Financial Services *                             1,618,939
              Total                                            $      6,461,015



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.




ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.